Cover Page	12 Months Ended
Mar. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	ORIX CORPORATION
Entity Central Index Key	0001070304
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Emerging Growth Company	false
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Entity File Number	001-14856
Entity Address, Address Line One	World Trade Center Building
Entity Address, Address Line Two	SOUTH TOWER, 2-4-1 Hamamatsu-cho
Entity Address, Address Line Three	Minato-ku
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	105-5135
Entity Incorporation, State or Country Code	M0
Entity Common Stock, Shares Outstanding	1,214,961,054
ICFR Auditor Attestation Flag	true
Auditor Name	KPMG AZSA LLC
Auditor Firm ID	1009
Auditor Location	Tokyo, Japan
Document Financial Statement Error Correction [Flag]	false
Common Stock [Member]
Document Information [Line Items]
No Trading Symbol Flag	true
Title of 12(b) Security	Common stock without par value (the “Shares”)
American Depositary Shares [Member]
Document Information [Line Items]
Trading Symbol	IX
Title of 12(b) Security	American depository shares (the “ADSs”), each of which represents five shares
Security Exchange Name	NYSE
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	World Trade Center Building
Entity Address, Address Line Two	SOUTH TOWER, 2-4-1 Hamamatsu-cho
Entity Address, Address Line Three	Minato-ku
Contact Personnel Name	Akira Igarashi
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	105-5135
Contact Personnel Fax Number	81-3-6777-4104
City Area Code	81-3
Local Phone Number	6777-3380